Note 19 - Non-cash transactions	12 Months Ended
Nov. 30, 2011
Schedule of Noncash or Part Noncash Acquisitions [Table Text Block]
19.	Non-cash transactions

In fiscal 2010, included in research and development expenses is an amount of $26,832 related to the write-off of a previously recorded investment tax credit.

In connection with the acquisition transaction dated October 22, 2009 described in Note 4, the Company acquired certain assets and assumed certain liabilities that were non-cash.

2009
$

Investment tax credits and prepaid expenses and sundry assets	489,255
Accounts payable and assumed liabilities	2,299,289
Warrant liability	543,669